Summary of Securities in Unrealized Loss Position and Included in Accumulated Other Comprehensive Income (Loss), Aggregated by Length of Time Investments (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Investments Debt And Equity Securities [Abstract]
Total investments with unrealized losses, fair value	$ 59,987	$ 89,360
Unrealized losses with a loss position for less than 12 months, fair value	40,854	41,762
Unrealized losses with a loss position for more than 12 months, fair value	19,133	47,598
Total investments with unrealized losses, gross unrealized losses	(3,505)	(10,182)
Unrealized losses with a loss position for less than 12 months, gross unrealized losses	(2,983)	(4,856)
Unrealized losses with a loss position for more than 12 months, gross unrealized losses	$ (522)	$ (5,326)